1 Operations	12 Months Ended
Dec. 31, 2019
Operations
Operations
1	Operations

Braskem S.A. is a public corporation headquartered in Camaçari, Bahia (“BA”), which, jointly with its subsidiaries (hereinafter  referred to as “Braskem” or “Company”), is controlled by Odebrecht S.A. (“Odebrecht”), which directly and indirectly holds interests of 50.11% and 38.32% in its voting and total capital, respectively. The Company has 36 industrial plants in Brazil, the United States, Germany and Mexico. The units produce thermoplastic resins, namely polyethylene (“PE”) and polypropylene (“PP”), polyvinyl chloride (“PVC”), as well as basic petrochemicals.

Braskem also is engaged in the manufacture, sale, import and export of chemicals, petrochemicals and fuels, the production, supply and sale of utilities such as steam, water, compressed air, industrial gases, as well as the provision of industrial services and the production, supply and sale of electric energy for its own use and use by other companies. Braskem also invests in other companies, either as equity method investees or associates.